Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Land Use Rights, Net.
Amortization expenses for land use rights	¥ 3,635	¥ 3,635